RECEIVABLES AND OTHER ASSETS, NET (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Receivables and Other Assets [Abstract]
Number of properties held for sale			2
Escrows held by lenders	[1]	$ 16,936	$ 36,231
Prepaid expenses		4,490	3,617
Resident receivables, net		2,672	3,111
Deferred tax assets		5,475	8,660
Security deposits		3,222	3,238
Income tax receivable		802	1,313
Assets held for sale	[2]	0	10,824
Other assets and receivables		3,450	4,240
Total receivables and other assets		37,047	71,234
Allowance for Doubtful Accounts [Roll Forward]
Balance, beginning of period		976	509	$ 190
Provision for bad debt		2,228	2,150	2,105
Write-offs, net of recoveries		(2,266)	(1,683)	(1,786)
Balance, end of period		$ 938	$ 976	$ 509

[1]	Represents amounts held by lenders in tax, insurance, replacement reserve and other escrow accounts that are related to mortgage notes collateralized by New Senior’s properties.
[2]	The balance as of December 31, 2016 represents two AL/MC properties in the Managed Properties segment and primarily consists of the carrying value of buildings and land. These properties were sold on January 31, 2017.